Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Disclosure of detailed information about of reconciliation of effective income tax rate [Table Text Block]
	Year ended December 31,
	2021	2020
Loss for the year before taxes	$(15,569)	$(20,830)
Combined statutory tax rate	27.0%	27.0%
Expected tax recovery	(4,204)	(5,624)
Difference in foreign tax rates	(156)	(303)
Change in unrecognized deferred tax and other items	4,360	5,927
Income Tax Expense / (Recovery)	$-	$-

Disclosure of components of deferred tax assets [Table Text Block]
	Year ended December 31,
	2021	2020
Non-capital loss carry forward assets	$14,350	$17,738
Mineral property acquisition, exploration and development costs	(14,350)	(17,738)
Net deferred income taxes	$-	$-

Disclosure of detailed information about unrecognized deductible temporary differences and unused tax losses [Table Text Block]
	Year ended December 31,
	2021	2020
Non-capital loss carry forward assets	$49,901	$46,414
Capital loss carry forward assets	360	360
Intercompany receivable assets	2,690	2,690
Other assets	3,418	4,186
Unrecognized deferred income tax assets	$56,369	$53,650

Disclosure of non-capital loss carry forwards in Canada and the United States [Table Text Block]
	Canada	US Federal	US State
Within One Year	$-	$937	$3,657
One to Five Years	5,598	7,748	48,399
More than Five Years	63,372	124,741	102,703
No expiration	-	26,361	-
Non-capital loss carry forwards	$68,970	$159,787	$154,759